Acquisition of the Assets of Innovative Cinema Solutions (Details Narrative) - USD ($) $ in Millions			12 Months Ended
	Feb. 29, 2024	Nov. 03, 2023	Dec. 31, 2023
Business Acquisition [Line Items]
Gain on bargain purchase	$ 1.8
FG Group Holdings Inc [Member]
Business Acquisition [Line Items]
Business Combination, Bargain Purchase, Gain, Statement of Income or Comprehensive Income [Extensible Enumeration]			Other Operating Income (Expense), Net
Strong Global Entertainment Inc [Member]
Business Acquisition [Line Items]
Business Combination, Bargain Purchase, Gain, Statement of Income or Comprehensive Income [Extensible Enumeration]			Other Operating Income (Expense), Net
Innovative Cinema Solutions LLC [Member] | Strong Global Entertainment Inc [Member] | Promissory Note [Member] | Asset Purchase Agreement [Member]
Business Acquisition [Line Items]
Payments of debt issuance costs		$ 0.5
Asset Purchase Agreement [Member] | Innovative Cinema Solutions LLC [Member] | FG Group Holdings Inc [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, gross		0.2
Gain on bargain purchase			$ 1.0
Asset Purchase Agreement [Member] | Innovative Cinema Solutions LLC [Member] | FG Group Holdings Inc [Member] | Promissory Note [Member]
Business Acquisition [Line Items]
Payments of debt issuance costs		0.5
Asset Purchase Agreement [Member] | Innovative Cinema Solutions LLC [Member] | FG Group Holdings Inc [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Payments of stock issuance costs		0.2
Asset Purchase Agreement [Member] | Innovative Cinema Solutions LLC [Member] | Strong Global Entertainment Inc [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, gross		0.2
Gain on bargain purchase			$ 1.0
Asset Purchase Agreement [Member] | Innovative Cinema Solutions LLC [Member] | Strong Global Entertainment Inc [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Payments of stock issuance costs		$ 0.2